Right-of-use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets, Net
Schedule of right of use assets, net

					Networks
					and
			Satellite		Technical		Computer
	Buildings		Transponders		Equipment		Equipment		Others		Total
Cost:
January 1, 2024	Ps.	6,265,727	Ps.	4,275,619	Ps.	2,230,176	Ps.	142,203	Ps.	539,945	Ps.	13,453,670
Additions		559,229		—		118,164		—		166,940		844,333
Retirements		(2,336,761)		—		—		(39,562)		(35,942)		(2,412,265)
Effect of translation		8,060		—		—		—		—		8,060
December 31, 2024		4,496,255		4,275,619		2,348,340		102,641		670,943		11,893,798
Additions		196,653		—		797,359		—		799,850		1,793,862
Retirements		(99,995)		—		—		(102,641)		(1,876)		(204,512)
Effect of translation		(4,839)		—		—		—		—		(4,839)
December 31, 2025	Ps.	4,588,074	Ps.	4,275,619	Ps.	3,145,699	Ps.	—	Ps.	1,468,917	Ps.	13,478,309

Accumulated depreciation:
January 1, 2024	Ps.	(2,352,892)	Ps.	(3,206,714)	Ps.	(1,401,532)	Ps.	(82,675)	Ps.	(323,996)	Ps.	(7,367,809)
Depreciation of the year		(481,146)		(285,041)		(182,738)		(25,398)		(105,417)		(1,079,740)
Retirements and impairment adjustments		658,778		(783,864)		8,962		11,115		—		(105,009)
Effect of translation		(4,323)		—		—		—		—		(4,323)
December 31, 2024		(2,179,583)		(4,275,619)		(1,575,308)		(96,958)		(429,413)		(8,556,881)
Depreciation of the year		(457,132)		—		(273,905)		(19,798)		(152,418)		(903,253)
Retirements		45,605		—		—		116,756		—		162,361
Effect of translation		3,965		—		—		—		—		3,965
December 31, 2025	Ps.	(2,587,145)	Ps.	(4,275,619)	Ps.	(1,849,213)	Ps.	—	Ps.	(581,831)	Ps.	(9,293,808)

Carrying amount:
January 1, 2024	Ps.	3,912,835	Ps.	1,068,905	Ps.	828,644	Ps.	59,528	Ps.	215,949	Ps.	6,085,861
December 31, 2024	Ps.	2,316,672	Ps.	—	Ps.	773,032	Ps.	5,683	Ps.	241,530	Ps.	3,336,917
December 31, 2025	Ps.	2,000,929	Ps.	—	Ps.	1,296,486	Ps.	—	Ps.	887,086	Ps.	4,184,501